OTHER FINANCIAL ASSETS - Disclosure of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
FVTPL marketable securities	$ 6,279	$ 6,657
FVTOCI marketable securities	56,101	27,871
Total other financial assets	$ 62,380	$ 34,528